Shareholder Report	12 Months Ended
	Aug. 31, 2025 USD ($) Holding	Aug. 31, 2024
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	UBS Investment Trust
Entity Central Index Key	0000873803
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
C000006689
Shareholder Report [Line Items]
Fund Name	UBS U.S. Allocation Fund
Class Name	Class A
Trading Symbol	PWTAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about UBS U.S. Allocation Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ubs.com/port-info. You can also request this information by contacting us at 1-800-647 1568.
Material Fund Change Notice [Text Block]	This report describes notable changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	https://www.ubs.com/port-info
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$107	1.02%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

- Positioning in United States (US) investment grade credit and US securitized credit overweights contributed to performance.

- A preference to hold duration via the 5-year part of the interest rate yield curve instead of the 10-year part added to performance.

- Within equities, US large cap sector bets throughout the period were mixed. Active positioning in the US communication services and US financials sectors contributed the most to performance.

What didn’t work:

- In aggregate, tactical asset allocation contributed negatively to relative performance.

- Overweight stocks vs. bonds positioning was the biggest headwind over the last year particularly from the second quarter of 2025.

- A preference for US small cap stocks over US large cap stocks in late 2024 further weighed down equity performance.

- Security selection detracted from relative performance. Negative impact from the UBS US Large Cap Value HALO and UBS US Large Cap Growth Strategies weighed on performance.

We used derivatives extensively for capital management, risk management, and expressing asset allocation views. We utilized various futures which include equity regional, equity style, fixed income regional in both government and corporate credit. Futures were sometimes used to manage overall regional exposure while increasing exposure to actively managed sleeves of the portfolio. We also utilized futures to gain exposure to asset classes when limited by our maximum allocation to external ETFs by the Investment Company Act of 1940, as amended.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A with Load	S&P 500 Index
8/31/15	$9,450	$10,000
9/30/15	$9,166	$9,753
10/31/15	$9,706	$10,575
11/30/15	$9,817	$10,607
12/31/15	$9,617	$10,439
1/31/16	$9,159	$9,921
2/29/16	$9,117	$9,908
3/31/16	$9,561	$10,580
4/30/16	$9,622	$10,621
5/31/16	$9,727	$10,812
6/30/16	$9,709	$10,840
7/31/16	$10,068	$11,240
8/31/16	$10,115	$11,255
9/30/16	$10,155	$11,257
10/31/16	$9,958	$11,052
11/30/16	$10,115	$11,461
12/31/16	$10,217	$11,688
1/31/17	$10,460	$11,910
2/28/17	$10,740	$12,383
3/31/17	$10,771	$12,397
4/30/17	$10,875	$12,524
5/31/17	$10,988	$12,701
6/30/17	$11,063	$12,780
7/31/17	$11,207	$13,043
8/31/17	$11,231	$13,082
9/30/17	$11,391	$13,352
10/31/17	$11,502	$13,664
11/30/17	$11,719	$14,083
12/31/17	$11,794	$14,240
1/31/18	$12,161	$15,055
2/28/18	$11,823	$14,500
3/31/18	$11,690	$14,132
4/30/18	$11,632	$14,186
5/31/18	$11,903	$14,527
6/30/18	$11,915	$14,617
7/31/18	$12,149	$15,161
8/31/18	$12,380	$15,655
9/30/18	$12,315	$15,744
10/31/18	$11,529	$14,668
11/30/18	$11,664	$14,967
12/31/18	$10,863	$13,615
1/31/19	$11,705	$14,706
2/28/19	$12,045	$15,179
3/31/19	$12,177	$15,473
4/30/19	$12,573	$16,100
5/31/19	$12,012	$15,077
6/30/19	$12,595	$16,139
7/31/19	$12,708	$16,371
8/31/19	$12,484	$16,112
9/30/19	$12,611	$16,414
10/31/19	$12,827	$16,769
11/30/19	$13,143	$17,378
12/31/19	$13,407	$17,902
1/31/20	$13,465	$17,895
2/29/20	$12,810	$16,422
3/31/20	$11,458	$14,394
4/30/20	$12,518	$16,239
5/31/20	$13,002	$17,012
6/30/20	$13,319	$17,351
7/31/20	$13,952	$18,329
8/31/20	$14,563	$19,647
9/30/20	$14,227	$18,900
10/31/20	$14,169	$18,397
11/30/20	$15,419	$20,411
12/31/20	$15,942	$21,196
1/31/21	$15,886	$20,982
2/28/21	$16,343	$21,561
3/31/21	$16,505	$22,505
4/30/21	$17,195	$23,706
5/31/21	$17,195	$23,872
6/30/21	$17,425	$24,429
7/31/21	$17,587	$25,009
8/31/21	$17,820	$25,770
9/30/21	$17,342	$24,571
10/31/21	$18,186	$26,292
11/30/21	$17,991	$26,110
12/31/21	$18,504	$27,280
1/31/22	$17,682	$25,869
2/28/22	$17,471	$25,094
3/31/22	$17,700	$26,026
4/30/22	$16,428	$23,756
5/31/22	$16,438	$23,800
6/30/22	$15,349	$21,835
7/31/22	$16,337	$23,849
8/31/22	$15,738	$22,876
9/30/22	$14,542	$20,769
10/31/22	$15,291	$22,451
11/30/22	$15,942	$23,706
12/31/22	$15,324	$22,340
1/31/23	$16,223	$23,743
2/28/23	$15,861	$23,164
3/31/23	$16,025	$24,015
4/30/23	$16,170	$24,389
5/31/23	$16,211	$24,495
6/30/23	$16,893	$26,114
7/31/23	$17,343	$26,953
8/31/23	$17,111	$26,524
9/30/23	$16,356	$25,259
10/31/23	$15,933	$24,728
11/30/23	$17,149	$26,986
12/31/23	$17,989	$28,212
1/31/24	$18,063	$28,686
2/29/24	$18,638	$30,218
3/31/24	$19,094	$31,190
4/30/24	$18,260	$29,916
5/31/24	$18,917	$31,400
6/30/24	$19,264	$32,527
7/31/24	$19,643	$32,922
8/31/24	$20,014	$33,721
9/30/24	$20,369	$34,441
10/31/24	$20,153	$34,129
11/30/24	$21,088	$36,132
12/31/24	$20,459	$35,271
1/31/25	$20,881	$36,253
2/28/25	$20,689	$35,780
3/31/25	$19,824	$33,764
4/30/25	$19,628	$33,535
5/31/25	$20,284	$35,646
6/30/25	$21,165	$37,459
7/31/25	$21,466	$38,299
8/31/25	$21,913	$39,076

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A	9.48%	8.51%	8.77%
Class A with Load	3.48%	7.29%	8.16%
S&P 500 Index	15.88%	14.74%	14.60%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
Material Change Date		Aug. 31, 2024
AssetsNet	$ 220,384,456
Holdings Count | Holding	901
Advisory Fees Paid, Amount	$ 1,097,829
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Value
Total Net Assets	$220,384,456
# of Portfolio Holdings	901
Portfolio Turnover Rate	57%
Total Advisory Fees Paid (includes Administration Fees)	$1,097,829

Holdings [Text Block]

Top 5 Holdings (other than equities) (% of Net Assets)

iShares Russell 1000 Value ETF	5.2%
Uniform Mortgage-Backed Security, TBA, 5.500%	1.8
Uniform Mortgage-Backed Security, TBA, 6.000%	1.7
iShares Core S&P Mid-Cap ETF	1.6
Uniform Mortgage-Backed Security, TBA, 4.500%	1.4

Top 5 Asset Classes (% of Net Assets)

Value	Value
Exchange traded funds	6.8%
Asset-backed securities	7.1%
U.S. government agency obligations	14.0%
Corporate bonds	16.0%
Common stocks	59.7%

Largest Holdings [Text Block]

Top 5 Equity Holdings (% of Net Assets)

NVIDIA Corp.	4.9%
Microsoft Corp.	4.5
Apple, Inc.	3.6
Amazon.com, Inc.	3.2
Alphabet, Inc., Class A	2.3

Material Fund Change [Text Block]

Notable Fund Changes

The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended August 31, 2024.

Effective July 26, 2025, the Fund’s principal investment strategies were revised to permit the Fund to invest up to 20% of its net assets in non-US equity and fixed income securities. In addition, the Fund’s principal risks disclosure was revised to include new or enhanced disclosure with respect to the risks associated with foreign investments, such as foreign currency risks, foreign custody risks as well as other risks related to investing in non-US securities.

Material Fund Change Strategies [Text Block]

Effective July 26, 2025, the Fund’s principal investment strategies were revised to permit the Fund to invest up to 20% of its net assets in non-US equity and fixed income securities. In addition, the Fund’s principal risks disclosure was revised to include new or enhanced disclosure with respect to the risks associated with foreign investments, such as foreign currency risks, foreign custody risks as well as other risks related to investing in non-US securities.

Summary of Change Legend [Text Block]	The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended August 31, 2024.
C000006692
Shareholder Report [Line Items]
Fund Name	UBS U.S. Allocation Fund
Class Name	Class P
Trading Symbol	PWTYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about UBS U.S. Allocation Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ubs.com/port-info. You can also request this information by contacting us at 1-800-647 1568.
Material Fund Change Notice [Text Block]	This report describes notable changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	https://www.ubs.com/port-info
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$80	0.76%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

- Positioning in United States (US) investment grade credit and US securitized credit overweights contributed to performance.

- A preference to hold duration via the 5-year part of the interest rate yield curve instead of the 10-year part added to performance.

- Within equities, US large cap sector bets throughout the period were mixed. Active positioning in the US communication services and US financials sectors contributed the most to performance.

What didn’t work:

- In aggregate, tactical asset allocation contributed negatively to relative performance.

- Overweight stocks vs. bonds positioning was the biggest headwind over the last year particularly from the second quarter of 2025.

- A preference for US small cap stocks over US large cap stocks in late 2024 further weighed down equity performance.

- Security selection detracted from relative performance. Negative impact from the UBS US Large Cap Value HALO and UBS US Large Cap Growth Strategies weighed on performance.

We used derivatives extensively for capital management, risk management, and expressing asset allocation views. We utilized various futures which include equity regional, equity style, fixed income regional in both government and corporate credit. Futures were sometimes used to manage overall regional exposure while increasing exposure to actively managed sleeves of the portfolio. We also utilized futures to gain exposure to asset classes when limited by our maximum allocation to external ETFs by the Investment Company Act of 1940, as amended.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class P	S&P 500 Index
8/31/15	$10,000	$10,000
9/30/15	$9,699	$9,753
10/31/15	$10,277	$10,575
11/30/15	$10,394	$10,607
12/31/15	$10,184	$10,439
1/31/16	$9,701	$9,921
2/29/16	$9,660	$9,908
3/31/16	$10,135	$10,580
4/30/16	$10,201	$10,621
5/31/16	$10,313	$10,812
6/30/16	$10,296	$10,840
7/31/16	$10,681	$11,240
8/31/16	$10,732	$11,255
9/30/16	$10,776	$11,257
10/31/16	$10,570	$11,052
11/30/16	$10,739	$11,461
12/31/16	$10,849	$11,688
1/31/17	$11,110	$11,910
2/28/17	$11,411	$12,383
3/31/17	$11,445	$12,397
4/30/17	$11,561	$12,524
5/31/17	$11,682	$12,701
6/30/17	$11,766	$12,780
7/31/17	$11,921	$13,043
8/31/17	$11,951	$13,082
9/30/17	$12,123	$13,352
10/31/17	$12,242	$13,664
11/30/17	$12,478	$14,083
12/31/17	$12,561	$14,240
1/31/18	$12,953	$15,055
2/28/18	$12,594	$14,500
3/31/18	$12,458	$14,132
4/30/18	$12,397	$14,186
5/31/18	$12,688	$14,527
6/30/18	$12,703	$14,617
7/31/18	$12,956	$15,161
8/31/18	$13,208	$15,655
9/30/18	$13,140	$15,744
10/31/18	$12,304	$14,668
11/30/18	$12,450	$14,967
12/31/18	$11,600	$13,615
1/31/19	$12,501	$14,706
2/28/19	$12,866	$15,179
3/31/19	$13,010	$15,473
4/30/19	$13,433	$16,100
5/31/19	$12,840	$15,077
6/30/19	$13,465	$16,139
7/31/19	$13,589	$16,371
8/31/19	$13,352	$16,112
9/30/19	$13,493	$16,414
10/31/19	$13,727	$16,769
11/30/19	$14,066	$17,378
12/31/19	$14,354	$17,902
1/31/20	$14,417	$17,895
2/29/20	$13,721	$16,422
3/31/20	$12,274	$14,394
4/30/20	$13,415	$16,239
5/31/20	$13,938	$17,012
6/30/20	$14,278	$17,351
7/31/20	$14,960	$18,329
8/31/20	$15,619	$19,647
9/30/20	$15,264	$18,900
10/31/20	$15,203	$18,397
11/30/20	$16,546	$20,411
12/31/20	$17,115	$21,196
1/31/21	$17,060	$20,982
2/28/21	$17,552	$21,561
3/31/21	$17,729	$22,505
4/30/21	$18,475	$23,706
5/31/21	$18,481	$23,872
6/30/21	$18,729	$24,429
7/31/21	$18,909	$25,009
8/31/21	$19,163	$25,770
9/30/21	$18,655	$24,571
10/31/21	$19,565	$26,292
11/30/21	$19,361	$26,110
12/31/21	$19,916	$27,280
1/31/22	$19,036	$25,869
2/28/22	$18,811	$25,094
3/31/22	$19,065	$26,026
4/30/22	$17,698	$23,756
5/31/22	$17,712	$23,800
6/30/22	$16,545	$21,835
7/31/22	$17,610	$23,849
8/31/22	$16,970	$22,876
9/30/22	$15,683	$20,769
10/31/22	$16,497	$22,451
11/30/22	$17,199	$23,706
12/31/22	$16,537	$22,340
1/31/23	$17,513	$23,743
2/28/23	$17,121	$23,164
3/31/23	$17,305	$24,015
4/30/23	$17,465	$24,389
5/31/23	$17,517	$24,495
6/30/23	$18,256	$26,114
7/31/23	$18,744	$26,953
8/31/23	$18,500	$26,524
9/30/23	$17,689	$25,259
10/31/23	$17,237	$24,728
11/30/23	$18,548	$26,986
12/31/23	$19,468	$28,212
1/31/24	$19,549	$28,686
2/29/24	$20,179	$30,218
3/31/24	$20,675	$31,190
4/30/24	$19,776	$29,916
5/31/24	$20,492	$31,400
6/30/24	$20,874	$32,527
7/31/24	$21,288	$32,922
8/31/24	$21,699	$33,721
9/30/24	$22,089	$34,441
10/31/24	$21,857	$34,129
11/30/24	$22,877	$36,132
12/31/24	$22,203	$35,271
1/31/25	$22,660	$36,253
2/28/25	$22,458	$35,780
3/31/25	$21,526	$33,764
4/30/25	$21,315	$33,535
5/31/25	$22,032	$35,646
6/30/25	$22,994	$37,459
7/31/25	$23,324	$38,299
8/31/25	$23,816	$39,076

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class P	9.76%	8.80%	9.07%
S&P 500 Index	15.88%	14.74%	14.60%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
Material Change Date		Aug. 31, 2024
AssetsNet	$ 220,384,456
Holdings Count | Holding	901
Advisory Fees Paid, Amount	$ 1,097,829
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Value
Total Net Assets	$220,384,456
# of Portfolio Holdings	901
Portfolio Turnover Rate	57%
Total Advisory Fees Paid (includes Administration Fees)	$1,097,829

Holdings [Text Block]

Top 5 Holdings (other than equities) (% of Net Assets)

iShares Russell 1000 Value ETF	5.2%
Uniform Mortgage-Backed Security, TBA, 5.500%	1.8
Uniform Mortgage-Backed Security, TBA, 6.000%	1.7
iShares Core S&P Mid-Cap ETF	1.6
Uniform Mortgage-Backed Security, TBA, 4.500%	1.4

Top 5 Asset Classes (% of Net Assets)

Value	Value
Exchange traded funds	6.8%
Asset-backed securities	7.1%
U.S. government agency obligations	14.0%
Corporate bonds	16.0%
Common stocks	59.7%

Largest Holdings [Text Block]

Top 5 Equity Holdings (% of Net Assets)

NVIDIA Corp.	4.9%
Microsoft Corp.	4.5
Apple, Inc.	3.6
Amazon.com, Inc.	3.2
Alphabet, Inc., Class A	2.3

Material Fund Change [Text Block]

Notable Fund Changes

The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended August 31, 2024.

Effective July 26, 2025, the Fund’s principal investment strategies were revised to permit the Fund to invest up to 20% of its net assets in non-US equity and fixed income securities. In addition, the Fund’s principal risks disclosure was revised to include new or enhanced disclosure with respect to the risks associated with foreign investments, such as foreign currency risks, foreign custody risks as well as other risks related to investing in non-US securities.

Material Fund Change Strategies [Text Block]

Effective July 26, 2025, the Fund’s principal investment strategies were revised to permit the Fund to invest up to 20% of its net assets in non-US equity and fixed income securities. In addition, the Fund’s principal risks disclosure was revised to include new or enhanced disclosure with respect to the risks associated with foreign investments, such as foreign currency risks, foreign custody risks as well as other risks related to investing in non-US securities.

Summary of Change Legend [Text Block]	The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended August 31, 2024.